INCOME TAX - Income tax provision (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Federal
Change in valuation allowance	$ 5,783,000			$ 5,783,000		$ 22,400,000	$ 9,100,000
Income tax provision		$ 0	$ 17,000			17,000	$ 2,039,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Federal
Deferred					$ (465,518)	(28,719)
Change in valuation allowance					465,518	28,719
Income tax provision					$ 0	$ 0